PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Foreign exchange gain/(loss), net	¥ 919	$ 141	¥ 12,397	¥ 685
Foreign currency translation adjustments	¥ (79,411)	(12,170)	33,298	55,565
Foreign Currency Exchange Rate	6,525				6,525
Inventories Written Down	¥ 40,609	6,224	3,608	2,540
Revenues	5,530,257	$ 847,549	11,672,024	13,015,225
Revenue, Remaining Performance Obligation	9,113		9,800
Employee benefit expenses	403,031		553,175	299,341
Unrecognized uncertain tax positions	0		0
Appropriated To Statutory Reserve	6,467		3,129	4,227
Operating lease assets	11,324		43,043		$ 1,735	¥ 27,653
Total lease liabilities						28,261
Operating lease liabilities included in current liabilities	6,988		17,559		$ 1,071	¥ 11,876
Factoring receivables	¥ 122,089		17,041
General Reserve Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory Surplus Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.
Membership program revenue
Revenues	¥ 42,438	$ 6,503	776,839	1,552,437
Revenue, Remaining Performance Obligation	¥ 0		42,438
Remaining Performance Obligation, Expected Timing of Satisfaction	12 months	12 months
Membership program revenue | Gift Package [Member]
Revenues	¥ 0		557,936	1,197,890
Sales of merchandise
Revenues	4,829,397	$ 740,138	10,548,322	11,388,425
Revenue, Remaining Performance Obligation	40,645		129,224
Referral Yunbi [Member]
Upfront membership fees	¥ 0		22,104	108,634
New Member Yunbi [Member]
Upfront membership fees			¥ 80,553	¥ 159,024